Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Carrying and Estimated Fair Values for Financial Instruments
The following table summarizes the book values and estimated fair values for financial instruments:

			12/31/2020		12/31/2019
			Book value	Fair value (*)	Book value	Fair value
Cash	(a	)	46,224	46,224	30,367	30,367
Financial assets			1,851,322	1,861,146	1,501,481	1,513,562
At Amortized Cost			1,275,799	1,285,623	1,101,892	1,113,973
Central Bank compulsory deposits	(a	)	90,059	90,059	91,248	91,248
Interbank deposits	(b	)	55,685	55,883	34,583	34,622
Securities purchased under agreements to resell	(a	)	239,943	239,943	198,428	198,428
Securities	(c	)	129,804	131,159	133,119	135,891
Loan and Financial Lease	(d	)	714,104	722,375	585,791	595,061
Other financial assets	(e	)	93,255	93,255	94,752	94,752
(-) Provision for Expected Loss			(47,051)	(47,051)	(36,029)	(36,029)
At Fair Value Through Other Comprehensive Income			109,942	109,942	76,660	76,660
Securities	(c	)	109,942	109,942	76,660	76,660
At Fair Value Through Profit or Loss			465,581	465,581	322,929	322,929
Securities	(c	)	389,071	389,071	281,075	281,075
Derivatives	(c	)	76,504	76,504	41,854	41,854
Other financial assets			6	6	—	—
Financial liabilities			1,579,686	1,581,953	1,211,999	1,214,196
At Amortized Cost			1,495,641	1,497,908	1,159,830	1,162,027
Deposits	(b	)	809,010	808,965	507,060	507,110
Securities sold under repurchase agreements	(a	)	273,364	273,364	256,583	256,583
Interbank market funds	(b	)	156,035	156,106	174,862	174,949
Institutional market funds	(b	)	138,308	140,549	104,244	106,304
Other financial liabilities	(e	)	118,924	118,924	117,081	117,081
At Fair Value Through Profit or Loss			79,653	79,653	48,029	48,029
Derivatives	(c	)	79,505	79,505	47,828	47,828
Structured notes			143	143	201	201
Other financial liabilities			5	5	—	—
Provision for Expected Loss			4,392	4,392	4,140	4,140
Loan Commitments			3,485	3,485	3,303	3,303
Financial Guarantees			907	907	837	837

Summary of Breakdown of Fair Value Hierarchy Levels
The following table presents the breakdown of fair value hierarchy levels.

The following table presents the breakdown of fair value hierarchy levels.	12/31/2020				12/31/2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	312,572	70,791	1,968	385,331	234,583	43,738	1,719	280,040

Investment funds	576	13,628	—	14,204	318	7,949	—	8,267
Brazilian government securities	279,180	6,705	—	285,885	216,167	3,444	—	219,611
Government securities – other countries	8,210	—	—	8,210	1,520	—	—	1,520

Argentina	1,498	—	—	1,498	318	—	—	318
Chile	840	—	—	840	488	—	—	488
Colombia	3,603	—	—	3,603	409	—	—	409
United States	2,085	—	—	2,085	141	—	—	141
Italy	130	—	—	130	—	—	—	—
Mexico	5	—	—	5	57	—	—	57
Paraguay	3	—	—	3	2	—	—	2
Peru	5	—	—	5	8	—	—	8
Uruguay	41	—	—	41	97	—	—	97
Corporate securities	24,606	50,458	1,968	77,032	16,578	32,345	1,719	50,642

Shares	14,176	4,871	—	19,047	9,847	4,790	—	14,637
Rural product note	—	2,285	64	2,349	—	—	—	—
Bank deposit certificates	—	729	—	729	—	792	—	792
Real estate receivables certificates	—	—	548	548	—	—	1,444	1,444
Debentures	7,962	20,625	1,350	29,937	4,667	7,763	225	12,655
Eurobonds and others	2,383	—	—	2,383	2,064	102	7	2,173
Financial bills	—	15,777	6	15,783	—	18,501	13	18,514
Promissory notes	—	5,616	—	5,616	—	313	—	313
Other	85	555	—	640	—	84	30	114
Other Financial Assets	—	6	—	6	—	—	—	—
Financial assets at fair value through other comprehensive income	84,239	25,703	—	109,942	72,455	4,171	34	76,660

Brazilian government securities	66,701	1,248	—	67,949	49,879	853	—	50,732
Government securities – other countries	12,751	21,651	—	34,402	20,571	—	—	20,571

Germany	—	—	—	—	23	—	—	23
Chile	—	21,651	—	21,651	11,208	—	—	11,208
Colombia	3,986	—	—	3,986	3,878	—	—	3,878
United States	3,750	—	—	3,750	2,756	—	—	2,756
Italy	—	—	—	—	329	—	—	329
Mexico	1,181	—	—	1,181	—	—	—	—
Paraguay	2,947	—	—	2,947	1,780	—	—	1,780
Uruguay	887	—	—	887	597	—	—	597
Corporate securities	4,787	2,804	—	7,591	2,005	3,318	34	5,357

Shares	1,382	—	—	1,382	149	—	—	149
Bank deposit certificates	—	307	—	307	—	2,371	—	2,371
Real estate receivables certificates	—	—	—	—	—	—	26	26
Debentures	419	470	—	889	334	—	—	334
Eurobonds and others	2,986	2,027	—	5,013	1,522	947	8	2,477
Financial assets designated at fair value through profit or loss	3,740	—	—	3,740	1,035	—	—	1,035

Brazilian external debt bonds	3,740	—	—	3,740	1,035	—	—	1,035
Financial liabilities at fair value through profit or loss	—	5	—	5	—	—	—	—

Other financial liabilities	—	5	—	5	—	—	—	—
Financial liabilities designated at fair value through profit or loss	—	143	—	143	—	201	—	201

Structured notes	—	143	—	143	—	201	—	201

Summary of Breakdown of Fair Value Hierarchy Levels for Derivative Assets and Liabilities
The following table presents the breakdown of fair value hierarchy levels for derivative assets and liabilities.

	12/31/2020				12/31/2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	23	76,376	105	76,504	14	41,737	103	41,854

Swap Contracts – adjustment receivable	—	45,926	93	46,019	—	26,426	32	26,458
Option Contracts	4	20,402	12	20,418	—	8,385	71	8,456
Forward Contracts	—	2,085	—	2,085	—	2,162	—	2,162
Credit derivatives	—	156	—	156	—	167	—	167
NDF - Non Deliverable Forward	—	7,596	—	7,596	—	4,446	—	4,446
Other derivative financial instruments	19	211	—	230	14	151	—	165

Liabilities	(22)	(79,373)	(110)	(79,505)	(7)	(47,736)	(85)	(47,828)

Swap Contracts – adjustment payable	—	(51,680)	(109)	(51,789)	—	(32,881)	(46)	(32,927)
Option Contracts	(13)	(20,248)	(1)	(20,262)	—	(9,022)	(39)	(9,061)
Forward Contracts	—	(905)	—	(905)	—	(754)	—	(754)
Credit derivatives	—	(76)	—	(76)	—	(40)	—	(40)
NDF - Non Deliverable Forward	—	(6,426)	—	(6,426)	—	(4,971)	—	(4,971)
Other derivative financial instruments	(9)	(38)	—	(47)	(7)	(68)	—	(75)

Summary of Changes in Balance Sheet for Financial Instruments Classified by Level 3 Fair Value Hierarchy
The tables below show balance sheet changes for financial instruments classified by ITAÚ UNIBANCO HOLDING in Level 3 of the fair value hierarchy. Derivative financial instruments classified in Level 3 correspond to other derivatives indexed to shares.

		Total gains or losses (realized / unrealized)
	Fair value at 12/31/2019	Recognized in income	Recognized in other comprehensive income	Purchases	Settlements	Transfers in and /or out of Level	Fair value at 12/31/2020	Total Gains or Losses (Unrealized)
Financial assets at fair value through profit or loss	1,719	(1,160)	—	1,619	(779)	569	1,968	(700)

Corporate securities	1,719	(1,160)	—	1,619	(779)	569	1,968	(700)
Real estate receivables certificates	1,444	(726)	—	263	(433)	—	548	(14)
Debentures	225	(369)	—	1,050	(272)	716	1,350	(635)
Rural Product Note	—	(55)	—	227	(19)	(89)	64	(51)
Eurobonds and other	7	(6)	—	69	(12)	(58)	—	—
Financial bills	13	(2)	—	—	(5)	—	6	—
Other	30	(2)	—	10	(38)	—	—	—

Financial assets at fair value through other comprehensive income	34	7	(6)	248	(167)	(116)	—	—

Corporate securities	34	7	(6)	248	(167)	(116)	—	—
Real estate receivables certificates	26	—	—	—	(26)	—	—	—
Eurobonds and other	8	7	(6)	248	(141)	(116)	—	—

	Fair value at 12/31/2019	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2020	Total Gains or Losses (Unrealized)
		Recognized in income	Recognized in other comprehensive income
Derivatives – assets	103	89	—	193	(234)	(46)	105	51

Swap Contracts – adjustment receivable	32	107	—	10	(11)	(45)	93	91
Option Contracts	71	(18)	—	183	(223)	(1)	12	(40)

Derivatives – liabilities	(85)	(93)	—	(130)	177	21	(110)	(90)

Swap Contracts – adjustment payable	(46)	(74)	—	(12)	1	22	(109)	(90)
Option Contracts	(39)	(19)	—	(118)	176	(1)	(1)	—

	Fair value at 12/31/2018	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2019	Total Gains or Losses (Unrealized)
		Recognized in income	Recognized in other comprehensive income
Financial assets at fair value through profit or loss	2,833	(1,300)	—	1,755	(907)	(662)	1,719	(307)

Corporate securities	2,833	(1,300)	—	1,755	(907)	(662)	1,719	(307)
Shares	1,268	(285)	—	—	—	(983)	—	—
Real estate receivables certificates	1,411	(487)	—	573	(53)	—	1,444	29
Debentures	85	(504)	—	604	(222)	262	225	(336)
Eurobonds and other	31	(4)	—	3	(51)	28	7	—
Financial bills	5	6	—	8	(6)	—	13	—
Other	33	(26)	—	567	(575)	31	30	—

Financial assets designated at fair value through other comprehensive income	—	43	(47)	76	(68)	30	34	(2)

Corporate securities	—	43	(47)	76	(68)	30	34	(2)
Real estate receivables certificates	—	—	—	26	—	—	26	—
Debentures	—	(2)	6	50	(54)	—	—	1
Eurobonds and other	—	45	(53)	—	(14)	30	8	(3)

	Fair value at 12/31/2018	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2019	Total Gains or Losses (Unrealized)
		Recognized in income	Recognized in other comprehensive income
Derivatives – Assets	142	(78)	—	274	(156)	(79)	103	(1)

Swap Contracts – adjustment receivable	90	21	—	2	(2)	(79)	32	31
Option Contracts	52	(99)	—	272	(154)	—	71	(32)
Derivatives – Liabilities	(26)	(17)	—	(196)	172	(18)	(85)	(2)

Swap Contracts – adjustment payable	(3)	(51)	—	(10)	36	(18)	(46)	(17)
Option Contracts	(23)	34	—	(186)	136	—	(39)	15

Summary of Sensitivity Analyses Operations of Level 3
The table below shows the sensitivity of these fair values in scenarios of changes of interest rates or, asset prices, or in scenarios with varying shocks to prices and volatilities for nonlinear assets:

Sensitivity – Level 3 Operations		12/31/2020		12/31/2019
		Impact			Impact
Market risk factor groups	Scenarios	Income	Stockholders’ equity	Income	Stockholders’ equity
Interest rates	I	(0.8)	—	(0.9)	(0.0)
	II	(19.8)	—	(23.3)	(0.3)
	III	(38.2)	—	(46.1)	(0.6)

Commodities, Index and Shares	I	—	—	—	—
	II	—	—	—	—

Nonlinear	I	(8.3)	—	(22.6)	—
	II	(11.6)	—	(43.2)	—